Note 5 - Equipment (Tables)	6 Months Ended
Jun. 30, 2024
Notes Tables
Property, Plant and Equipment [Table Text Block]
	June 30,	December 31,
	2024	2023
Medical equipment, cost	$64	$-
Less – accumulated depreciation	(4)	-
Equipment, net	$60	$-